Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Common Shares	Details of common shares as of December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	(In Korean won and number of shares)
Number of authorized shares	40,000,000		40,000,000
Value per share	₩	500	₩	500
Number of shares issued	6,948,900		6,948,900
Common shares	₩	3,474,450,000	₩	3,474,450,000

Schedule of Capital Surplus	Details of capital surplus as of December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	(In millions of Korean won)
Additional paid in capital	₩	25,292	₩	25,292
Other capital surplus	1,687		1,687
Total	₩	26,979	₩	26,979

Schedule of Other Components of Equity	Details of other components of equity as of December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	(In millions of Korean won)
Factors for re-measurement of defined benefit liabilities	₩	33	₩	16
Foreign currency translation adjustments	25,490		23,785
Total	₩	25,523	₩	23,801

Schedule of Retained Earnings	Details of retained earnings as of December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	(In millions of Korean won)
Unappropriated retained earnings	₩	580,882	₩	513,418